Operating Leases (Details) - Schedule of operating lease right-of-use assets, liabilities and rent expense - July 2022 lease [Member]	12 Months Ended
Jul. 31, 2022 USD ($)
Operating Leases (Details) - Schedule of operating lease right-of-use assets, liabilities and rent expense [Line Items]
Operating Lease Right-of-Use-Asset	$ 94,412
Operating Lease Liability	94,412
Monthly Rent Expense	$ 2,563